Financial Instruments and Financial Risk Management - Summary of Provisionally Valued Outstanding Receivable And Payable Positions (Detail) lb in Millions	12 Months Ended
	Dec. 31, 2018 USD_per_Pound lb	Dec. 31, 2017 USD_per_Pound lb
Copper [member]
Disclosure of fair value of settlement receivables and payables [line items]
Outstanding receivable	93	138
Commodity price | USD_per_Pound	2.70	3.26
Zinc [member]
Disclosure of fair value of settlement receivables and payables [line items]
Outstanding receivable	208	197
Outstanding payable	77	97
Commodity price | USD_per_Pound	1.12	1.50
Lead [member]
Disclosure of fair value of settlement receivables and payables [line items]
Outstanding receivable	24	44
Outstanding payable	16	30
Commodity price | USD_per_Pound	0.91	1.13